Document and Entity Information	Apr. 12, 2023
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 12, 2023
Entity File Number	000-25426
Entity Registrant Name	National Instruments Corporation
Entity Central Index Key	0000935494
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	74-1871327
Entity Address, Address Line One	11500 North MoPac Expressway
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78759
City Area Code	512
Local Phone Number	683-0100
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	NATI
Security Exchange Name	NASDAQ
Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ